Victory Prime Obligations Fund (Prospectus Summary) | Victory Prime Obligations Fund
Prime Obligations Fund Summary
Investment Objective
The Fund seeks to provide current income consistent with liquidity and stability of principal.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Victory Prime Obligations Fund Class A
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Victory Prime Obligations Fund Class A
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.45%
Total Annual Fund Operating Expenses		0.80%
[1]	Includes a shareholder servicing fee of 0.25%

EXAMPLE:
The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Victory Prime Obligations Fund Class A	82	255	444	990

Principal Investment Strategies
The Fund pursues its investment objective by investing primarily in short-term, high-quality debt instruments.

Under normal market conditions, the Fund invests in:

o Negotiable certificates of deposit, time deposits, and bankers' acceptances issued by U.S. banks and U.S. branches of foreign banks.

o Short-term corporate obligations, such as commercial paper, notes, and bonds.

o Repurchase agreements.

o Other debt obligations such as master demand notes, short-term funding agreements, variable and floating rate securities, and private placement investments.

o U.S. government securities.

o When-issued or delayed-delivery securities.

o Eurodollar debt obligations.
Principal Risks
The Fund's yield or the stability of its $1.00 share price may be adversely affected if any of the following occurs:

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o An issuer defaults on its obligation.

o An agency or instrumentality defaults on its obligation and the agency or the
U.S. government does not provide financial support.

o The market value of floating or variable rate securities falls to such an extent that the Fund's share price declines below $1.00.

o Interest rates rise rapidly, causing the Fund's investment securities to decline in value and the Fund's share price to decline below $1.00.

o Interest rates decline, resulting in a lower yield for the Fund.

o The seller of a repurchase agreement defaults or becomes insolvent.

o Adverse events affecting the banking industry cause the value of the Fund's investments to decline.

o Political, economic, business or regulatory events occur in a foreign country causing the value of a security to decline.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Investment Performance
The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
The bar chart and table below indicate the risks of investing in the Fund.
Calendar Year Returns for Class A Shares

Highest/lowest quarterly results during this time period were:

Highest 1.25% (quarter ended December 31, 2006)

Lowest 0.00% (quarters ended March 31, 2010, June 30, 2010, March 31, 2011, June 30, 2011, September 30, 2011 and December 31, 2011)
Average Annual Total Returns (For the Periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Victory Prime Obligations Fund Class A	CLASS A	0.01%	1.42%	1.62%

The "seven-day yield" is an annualized figure - the amount you would earn if you kept your investment in the Fund and the Fund continued to earn the same net interest income throughout the year. The "seven-day effective yield" (also an annualized figure) assumes that dividends are reinvested and compounded.

For the Fund's current seven-day yield and seven-day effective yield, call the
Fund at 800-539-FUND (800-539-3863) or visit VictoryFunds.com and select Money
Market Funds then Daily Prices.